Long-Term Debt - Required Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 37,210
2022	37,210
2023	110,703
2024	20,933
2025	79,853
Thereafter	93,753
Total	$ 379,662	$ 262,385